Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts (in Dollars)	$ 168	$ 168
Accumulated Depreciation and Amortization (in Dollars)	11,321	10,223
Leased Property Accumulated Depreciation and Amortization (in Dollars)	$ 2,539	$ 2,167
Common Class A [Member]
Authorized Shares	10,500,000	10,500,000
Shares Issued	3,191,038	3,191,038
Shares Outstanding	3,191,038	3,191,038
Class A Par Value [Member]
Par Value (in Dollars per share)	$ 0.01	$ 0.01
Common Class B [Member]
Authorized Shares	1,000,000	1,000,000
Shares Issued	612,293	612,293
Shares Outstanding	612,293	612,293
Class B Par Value [Member]
Par Value (in Dollars per share)	$ 0.01	$ 0.01